SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties
SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

	December 31, 2022
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$26,770.7	$25,167.4	$25,167.4
States, municipalities, and political subdivisions	2,180.0	1,977.1	1,977.1
Foreign government obligations	16.8	15.5	15.5
Public utilities	907.1	837.7	837.7
Corporate and other debt securities	9,218.7	8,575.0	8,575.0
Asset-backed securities	10,968.1	9,894.9	9,894.9
Redeemable preferred stocks	202.6	184.3	184.3
Total fixed maturities	50,264.0	46,651.9	46,651.9
Equity securities:
Common stocks:
Public utilities	49.6	123.9	123.9
Banks, trusts, and insurance companies	154.2	516.6	516.6
Industrial, miscellaneous, and all other	622.3	2,181.0	2,181.0
Nonredeemable preferred stocks	1,364.2	1,213.2	1,213.2
Total equity securities	2,190.3	4,034.7	4,034.7
Short-term investments	2,861.7	2,861.7	2,861.7
Total investments	$55,316.0	$53,548.3	$53,548.3

Progressive did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2022.